Stockholders’ Deficit	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stockholders’ Deficit	Stockholders’ Deficit
Stock-based Compensation Expense
Total stock-based compensation expense is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Research and development	$1,740	$1,171
General and administrative	20,839	4,336
Operations and support	2,516	1,710
Sales and marketing	152	6
Total stock-based compensation expense	$25,247	$7,223
As of December 31, 2021, there was $57.0 million of total unrecognized stock-based compensation expense related to outstanding unvested stock options expected to be recognized over a weighted-average period of 4.27 years.
Sonder recognizes only the portion of the option award granted to employees, non-employees, officers, and directors that is ultimately expected to vest as compensation expense and elects to recognize gross share-based compensation expense with forfeitures recognized as they occur.
Fair Value of Stock Options
Sonder estimates the fair value of each stock option award using the Black-Scholes-Merton option-pricing model, which utilizes the estimated fair value of Sonder’s common stock and requires the input of the following subjective assumptions:
Expected Term—The expected term for options granted to employees, officers, and directors is calculated based on Sonder’s historical pattern of option exercise behavior and the period of time they are expected to be outstanding. The expected term for options granted to consultants is determined using the remaining contractual life.
Expected Volatility—The expected volatility is based on the average volatility of similar public entities within Sonder’s peer group as Sonder’s stock has not been publicly trading for a long enough period to rely on its own expected volatility.
Expected Dividends—The dividend assumption is based on Sonder’s historical experience. To date Sonder has not paid any dividends on its common stock.
Risk-Free Interest Rate—The risk-free interest rate used in the valuation method is the implied yield currently available on the United States treasury zero-coupon issues, with a remaining term equal to the expected life term of Sonder’s options.
The following table summarizes the key assumptions used to determine the fair value of Sonder’s stock options granted to employees, non-employees, officers, and directors:

	Years Ended December 31,
	2021	2020
Expected term (in years)	3.99 - 4.02	5.79
Expected volatility	63% - 64%	63% - 69%
Dividend yield	—%	—%
Risk-free interest rate	0.4% - 1.0%	0.4% - 1.5%
Weighted-average grant-date fair value per share	$4.54 - $6.59	$2.51 - $2.77
Stock Option Activity
Option activity under Sonder’s plans was as follows (in thousands, except per share and term in years):

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance as of December 31, 2020	12,803	$3.02	7.97	$19,219
Grants	10,765	$10.28
Exercises	(1,441)	$2.66
Forfeited	(1,594)	$9.47
Canceled	(668)	$3.18
Balance as of December 31, 2021	19,865	$7.31	8.48	$107,556
As of December 31, 2021
Options vested and exercisable	6,629	$4.26	7.25	$56,079
Options vested and expected to vest	19,865	$7.31	8.48	$107,556
The weighted-average grant-date fair value of options granted during the years ended December 31, 2021 and 2020 was $4.99 and $2.60, respectively. The total intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $14.5 million and $3.3 million, respectively.
Performance and Market-based Equity Awards
On November 15, 2019, the Sonder Board of Directors granted an award to Francis Davidson, Sonder’s CEO, for a total of 5,613,290 options, all of which Mr. Davidson fully exercised in December 2019 with a promissory note payable to Sonder in the amount of $24.6 million (the “Promissory Note”). Of the 5,613,290 total options, 2,041,197 options vest in 72 equal monthly installments starting as of October 1, 2017 (the “Service-based Options”), subject to Mr. Davidson’s continuous employment, and 3,572,093 options are performance-based (“CEO Performance Awards”), that vest as follows, subject to Mr. Davidson’s continuous employment at each such event (the “Performance Conditions”):
•1,530,897 performance awards upon an initial public offering (“IPO”) if Sonder reaches certain share price targets (the “IPO Condition”);
•1,020,598 performance awards upon a qualified financing at certain valuation milestones (the “Qualified Financing Condition”); and
•1,020,598 performance awards upon Sonder achieving a certain market capitalization milestone (the “Market Capitalization Condition”).
The fair value of the 2,041,197 Service-based Options was estimated using the Black-Scholes-Merton pricing model. The grant date fair value of the Service-based Options was $3.2 million and is recognized on a straight-line basis over the term of the award. There was $11.6 million expense recognized for the CEO Performance Awards during the year ended December 31, 2021 and no expense was recognized in the year ended December 31, 2020, as it was not deemed probable that the Performance Conditions would be achieved.
The Promissory Note for $24.6 million represents the aggregate exercise price for the 5,613,290 options that were exercised by Mr. Davidson. The Promissory Note bears interest at the rate of 2.00% per annum, compounding semiannually. The principal amounts and accrued interest are due upon the earlier of: (i) four years after the issuance, or on December 1, 2023, (ii) the transfer or sale of the shares by the employee without approval by Sonder, or (iii) an initial public offering or an acquisition of Sonder by a public company. The Promissory Note was secured by the shares issued upon exercise of the award and in exchange for the note. While the Promissory Note is full recourse, it is considered to be non-recourse for accounting purposes and thus was not recorded in the consolidated balance sheets as a receivable. As of December 31, 2021 and 2020, the aggregate borrowings outstanding under the Promissory Note, including interest, were $25.7 million and $25.2 million, respectively. The aggregate outstanding principal amount and interest under the Promissory Note shall be repaid in full prior to the consummation of the Business Combination (Refer to Note 18. Subsequent events for the repayment of the Promissory Note following the Business Combination).
In the three months ended March 31, 2021, the CEO Performance Awards were modified to accelerate the vesting of the IPO Condition and the Qualified Financing Condition because the Sonder Board desired to reward Mr. Davidson in leading Sonder to perform above expectations given the worsened business conditions brought about by the unexpected COVID-19 pandemic, especially in the hospitality sector, and at the same time, engaging Sonder in potential strategic transactions valuing Sonder at increased valuations. While the vesting of the options under the Market Capitalization Condition were not accelerated by the Sonder Board, the Sonder Board approved a resolution clarifying that the Market Capitalization Condition would be eligible to vest in connection with a business combination with a special purpose acquisition company that otherwise achieves the applicable Market Capitalization Condition using an equivalent share price rather than the market capitalization. In the year ended December 31, 2021, Sonder recognized $11.6 million in stock-based compensation expense related to the acceleration of this vesting of the IPO Condition and the Qualified Financing Condition.
The modification-date fair value of the CEO Performance Awards was estimated using a Monte Carlo simulation. The Monte Carlo simulation utilizes multiple input variables to estimate the probability that performance conditions will be achieved. These variables include Sonder’s expected stock price volatility over the expected term of the award, actual and projected employee stock option exercise behaviors, and the risk-free interest rate for the expected term of the award. Sonder recognizes compensation expense for its performance awards using an accelerated attribution method from the time it is deemed probable that the vesting condition will be met through the time the service-based vesting condition has been achieved. The modification-date fair value of the CEO Performance Awards as determined using the Monte Carlo simulation on the modification date was $3.0 million.